Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net [Abstract]
Raw material	$ 920,418	$ 1,349,217
Work-in-process	187,755	224,913
Finished goods	14,775,666	14,531,636
Inventories	15,883,839	16,105,766
Inventory valuation allowance	(1,352,998)	(900,142)	$ (704,802)
Inventories, net	$ 14,530,841	$ 15,205,624